Profit for the Year - Summary of Profit for the Year (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure of profit for the year [line items]
Staff costs	$ 72,426	$ 48,026	$ 15,168
Depreciation and amortization	6,596	4,896
Salaries, allowances and other benefits [member]
Disclosure of profit for the year [line items]
Directors' emoluments	3,965	4,420	2,041
Staff costs	67,148	42,311	12,640
Retirement benefit scheme contributions [member]
Disclosure of profit for the year [line items]
Directors' emoluments	65	68	53
Staff costs	$ 1,248	$ 1,227	$ 434